Average Annual Total Returns - Sequoia ETF	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return Before Taxes
S&P 500 Index reflects no deduction for fees, expenses or taxes
Prospectus [Line Items]
Average Annual Return, Percent	17.88%	14.42%	14.82%
Sequoia ETF
Prospectus [Line Items]
Average Annual Return, Percent	22.13%	10.46%	11.04%
Sequoia ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	19.30%	8.84%	8.36%
Sequoia ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	14.83%	8.04%	8.10%